Cover	Aug. 29, 2019	Aug. 29, 2019
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Aug. 28, 2019
Entity File Number		001-01011
Entity Registrant Name		CVS HEALTH CORPORATION
Entity Central Index Key		0000064803
Entity Tax Identification Number		05-0494040
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		One CVS Drive
Entity Address, City or Town		Woonsocket
Entity Address, State or Province		RI
Entity Address, Postal Zip Code		02895
City Area Code	401
Local Phone Number	765-1500
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		CVS
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Elected Not To Use the Extended Transition Period		false